Cover	Feb. 26, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2025
Entity File Number	001-40949
Entity Registrant Name	Enfusion, Inc.
Entity Central Index Key	0001868912
Entity Tax Identification Number	87-1268462
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	125 South Clark Street
Entity Address, Address Line Two	Suite 750
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60603
City Area Code	312
Local Phone Number	253-9800
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	ENFN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false